Related Party Transactions - Significant Financial Transactions Between the Company, Excluding the Controlling Company, and Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Lend	₩ 450,638	₩ 627,783	₩ 1,055,895
Collect	(398,838)	(941,962)	(667,045)
Company, excluding the controlling company [member] | New Songdo International City Development, LLC [member]
Disclosure of transactions between related parties [line items]
Beginning		282,775
Lend		150
Collect		(252,759)
Others		(30,166)
Ending	0		282,775
Company, excluding the controlling company [member] | Gale International Korea, LLC [member]
Disclosure of transactions between related parties [line items]
Beginning		2,000
Lend		8,500
Collect		(10,500)
Ending			2,000
Company, excluding the controlling company [member] | DMSA/AMSA [member]
Disclosure of transactions between related parties [line items]
Beginning	64,297	69,713
Lend	15,451	9,965
Collect		(342)
Others	(21,749)	(15,039)
Ending	57,999	64,297	69,713
Company, excluding the controlling company [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning	191,107	229,880
Collect	(48,027)	(47,569)
Others	4,287	8,796
Ending	147,367	191,107	229,880
Company, excluding the controlling company [member] | PT. batutua tembaga raya [member]
Disclosure of transactions between related parties [line items]
Beginning	35,100	29,048
Lend		4,678
Others	1,191	1,374
Ending	36,291	35,100	29,048
Company, excluding the controlling company [member] | PT. Tanggamus Electric Power [member]
Disclosure of transactions between related parties [line items]
Beginning	4,423	3,197
Others	157	1,226
Ending	4,580	4,423	3,197
Company, excluding the controlling company [member] | PT. wampu electric power [member]
Disclosure of transactions between related parties [line items]
Beginning	5,330	5,107
Others	189	223
Ending	5,519	5,330	5,107
Company, excluding the controlling company [member] | PT. POSMI Steel Indonesia [member]
Disclosure of transactions between related parties [line items]
Beginning	2,236	4,286
Collect		(2,200)
Others	80	150
Ending	2,316	2,236	4,286
Company, excluding the controlling company [member] | Nickel mining company SAS [member]
Disclosure of transactions between related parties [line items]
Beginning	59,664	59,668
Others	852	(4)
Ending	60,516	59,664	59,668
Company, excluding the controlling company [member] | Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Beginning		5,357
Collect		(5,357)
Ending	0		5,357
Company, excluding the controlling company [member] | KRAKATAU POS-CHEM DONG-SUH CHEMICAL [member]
Disclosure of transactions between related parties [line items]
Beginning	6,709	6,428
Others	238	281
Ending	6,947	6,709	6,428
Company, excluding the controlling company [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning	3,354	5,357
Lend		4,451
Collect	(3,354)	(6,454)
Ending	0	3,354	5,357
Company, excluding the controlling company [member] | POS-SeAH Steel Wire (Thailand) Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning	6,709	6,428
Others	238	281
Ending	6,947	6,709	6,428
Company, excluding the controlling company [member] | AMCI (WA) PTY LTD [member]
Disclosure of transactions between related parties [line items]
Beginning	90,480	92,061
Lend	4,669	3,795
Others	(16,596)	(5,376)
Ending	78,553	90,480	92,061
Company, excluding the controlling company [member] | POS-AUSTEM WUHAN AUTOMOTIVE CO.,LTD [member]
Disclosure of transactions between related parties [line items]
Beginning	8,945	8,571
Lend		8,902
Collect		(8,571)
Others	317	43
Ending	9,262	8,945	8,571
Company, excluding the controlling company [member] | SAMHWAN VINA CO., LTD [member]
Disclosure of transactions between related parties [line items]
Beginning		1,071
Collect		(1,071)
Ending			1,071
Company, excluding the controlling company [member] | Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Beginning	489,639	816,304
Lend	39,065	51,700
Collect	(51,381)	(340,180)
Others	(28,253)	(38,185)
Ending	449,070	489,639	816,304
Company, excluding the controlling company [member] | UITrans LRT Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning	5,695
Lend	4,884	5,695
Ending	10,579	5,695
Company, excluding the controlling company [member] | POS-AUSTEM YANTAI AUTOMOTIVE COLTD [member]
Disclosure of transactions between related parties [line items]
Beginning	5,590	5,357
Lend		5,564
Collect		(5,357)
Others	199	26
Ending	5,789	₩ 5,590	₩ 5,357
Company, excluding the controlling company [member] | Hyo-chun Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Others	2,382
Ending	2,382
Company, excluding the controlling company [member] | Chun-cheon Energy Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Lend	8,234
Ending	8,234
Company, excluding the controlling company [member] | POS-AUSTEM Suzhou Automotive Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Lend	5,827
Others	(38)
Ending	₩ 5,789